Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains (losses)			$ 30,158	$ (22,173)
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)	$ (2,870)	$ (8,516)	3,748	(28,987)
Foreign currency exchange (loss) gain (notes 8 and 11)	(2,843)	(11,624)	4,117	(6,885)
Unrealized gains (losses)			8,199	(3,660)
Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)	(3,555)	10,607
Realized gains (losses)	(1,293)	(35,274)		(37,091)
Unrealized gains (losses)	(2,262)	45,881
Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			(26,410)	(6,814)
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)			3,748	(28,987)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net			30,158	(22,173)
Interest rate swap agreements | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(3,925)	(3,662)	(8,398)	(6,573)
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)	(2,870)	(8,516)	21,760	(28,948)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	1,055	(4,854)	30,158	(22,375)
Foreign Exchange Forward [Member] | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			0	(241)
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)			0	(39)
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net			0	202
Cross currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(1,293)	(1,430)
Unrealized gains (losses)	(2,262)	45,881
Cross-currency swap agreements termination | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign currency exchange (loss) gain (notes 8 and 11)	0	(33,844)	0	(33,844)
Realized gains (losses)	0	(33,844)	0	(33,844)
Unrealized gains (losses)	0	0	0	0
Cross-currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)			229	(40,750)
Foreign currency exchange (loss) gain (notes 8 and 11)	$ (3,555)	$ 44,451	229	(6,906)
Realized gains (losses)			(2,638)	(3,247)
Unrealized gains (losses)			2,867	(3,659)
Interest rate swaps terminated | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			(18,012)	0
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)			(18,012)	0
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net			$ 0	$ 0